UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whippoorwill Associates, Incorporated
          -------------------------------------
Address:  11 Martine Avenue, 11th Floor
          -----------------------------
          White Plains, New York 10606
          ----------------------------


Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shelley F. Greenhaus
        --------------------
Title:  President
        ---------
Phone:  914-683-1002
        ------------

Signature, Place, and Date of Signing:

Shelley F. Greenhaus          White Plains, New York          February 14, 2010
--------------------          ----------------------          -----------------
    [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        -----------
Form 13F Information Table Entry Total:        18
                                        -----------
Form 13F Information Table Value Total:   185,052
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE


   COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------        --------   --------    --------   -----------------------   --------    --------         --------

                    TITLE                                                                               VOTING AUTHORITY
                     OF                   VALUE       SHRS OR    SH/   PUT/    INVESTMENT   OTHER
NAME OF ISSUER      CLASS      CUSIP      (x1000)     PRN AMT    PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----      -----      -------     -------    ---   ----    ----------  --------   ----   ------    ----
AMBASSADORS
INTL INC           COM NEW   023178 20 5    1,167      729,506    SH              SOLE               729,506

AMERICAN DENTAL
PARTNERS             COM     025353 10 3    4,058      300,394    SH              SOLE               300,394

DANA HLDG CORP       COM     235825 20 5    2,724      158,289    SH              SOLE               158,289

ENER1 INC          COM NEW   29267A 20 3      153       40,455    SH              SOLE                40,455

ENERGY XXI         USD UNRS
(BERMUDA) LTD        SHS     G10082 14 0    3,588      129,668    SH              SOLE               129,668

FREIGHTCAR
AMER INC             COM     357023 10 0    6,487      224,156    SH              SOLE               224,156

HUNTSMAN CORP        COM     447011 10 7   13,695      877,327    SH              SOLE               877,327

OWENS CORNING NEW    COM     690742 10 1   11,461      367,928    SH              SOLE               367,928

PGT INC              COM     69336V 10 1      695      283,512    SH              SOLE               283,512

PREMIER
EXHIBITIONS INC      COM     74051E 10 2      672      342,768    SH              SOLE               342,768

REVLON INC        CL A NEW   761525 60 9    1,576      160,145    SH              SOLE               160,145

RITE AID CORP        COM     767754 10 4    5,547    6,281,054    SH              SOLE             6,281,054

SANDRIDGE
ENERGY INC           COM     80007P 30 7    6,643      907,500    SH              SOLE               907,500

SMURFIT-STONE
CONTAINER CORP       COM     83272A 10 4   16,971      662,947    SH              SOLE               662,947

TRAILER BRIDGE       COM     892782 10 3      365      132,399    SH              SOLE               132,399

TRAVELCENTERS
OF AMERICA LLC       COM     894174 10 1    1,611      427,300    SH              SOLE               427,300

INTL PAPER CO        COM     460146 10 3    7,039      258,400    SH   CALL       SOLE               258,400

SPDR S&P 500
ETF TR             TR UNIT   78462F 10 3  100,600      800,000    SH    PUT       SOLE               800,000
